Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 6 — Property and Equipment, net

As of June 30, 2021 and December 31, 2020, property and equipment consisted of the following:

	June 30,	December 31,
	2021	2020
Land	$79,100	$79,100
Buildings – rental property	463,635	463,635
Building improvements	800,225	800,225
Equipment and machinery	4,144,145	4,122,917
Furniture and fixtures	368,137	368,137
Computer software	55,500	-
Molds	79,300	79,300
Vehicles	533,866	521,962
	6,523,908	6,435,276
Less: accumulated depreciation	(5,490,098)	(5,424,475)
Total property and equipment, net	$1,033,810	$1,010,801

Depreciation expense for the six months ended June 30, 2021 and 2020 was $65,623 and $169,141, respectively.

Note 9 — Property and equipment, net

As of December 31, 2020 and 2019, property and equipment consisted of the following:

	December 31,	December 31,
	2020	2019
Land	$79,100	$79,100
Buildings – rental property	463,635	445,635
Building improvements	800,225	766,859
Equipment and machinery	4,122,917	3,917,080
Furniture and fixtures	368,137	387,836
Computer software	-	23,518
Molds	79,300	4,651,889
Vehicles	521,962	521,962
	6,435,276	10,793,879
Less: accumulated depreciation	(5,424,475)	(9,861,911)
Total property and equipment, net	$1,010,801	$931,968

Depreciation expense for the years ended December 31, 2020 and 2019 was $169,141 and $231,518, respectively.